Basis of Presentation and General Information - The Excel Transactions (Details) $ in Thousands		6 Months Ended
	Aug. 19, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)
Vessels [Line Items]
Payments to acquire property plant and equipment		$ 317,538	$ 74,267
Definite Agreements with Excel Maritime Carriers Ltd
Vessels [Line Items]
Vessels Acquired	34
Payments to acquire property plant and equipment	$ 288,391
Shares to acquire vessels | shares	29,917,312	4,257,887
Capesize vessels | Definite Agreements with Excel Maritime Carriers Ltd
Vessels [Line Items]
Vessels Acquired	6
Kamsarmax vessels | Definite Agreements with Excel Maritime Carriers Ltd
Vessels [Line Items]
Vessels Acquired	14
Panamax vessels | Definite Agreements with Excel Maritime Carriers Ltd
Vessels [Line Items]
Vessels Acquired	12
Handymax vessels | Definite Agreements with Excel Maritime Carriers Ltd
Vessels [Line Items]
Vessels Acquired	2